SHARE OPTIONS AND SHARE WARRANTS (Summary of Range of Prices of Stock Options) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares yr	Dec. 31, 2017 USD ($) shares yr	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 shares
Outstanding
Weighted average contractual life remaining (years) | yr	4.33	5.10
Class A Ordinary shares [Member]
Outstanding
Number of Options	10,908,200	10,727,376	9,830,183	8,158,452
Exercisable
Number of Options	6,091,864	3,268,707	5,838,851
Weighted average exercise price | $			$ 2.09
Class A Ordinary shares [Member] | US$1.00-US$2.05 [Member]
Outstanding
Number of Options	6,111,800	6,075,644
Weighted average exercise price | $	$ 1.35	$ 1.38
Weighted average contractual life remaining (years) | yr	5.64	6.52
Exercisable
Number of Options	2,476,133	215,652
Weighted average exercise price | $	$ 1.35	$ 1.69
Weighted average contractual life remaining (years) | yr	5.57	2.57
Class A Ordinary shares [Member] | US$2.06- US$2.99 [Member]
Outstanding
Number of Options	4,168,400	4,333,732
Weighted average exercise price | $	$ 2.51	$ 2.52
Weighted average contractual life remaining (years) | yr	2.23	3.20
Exercisable
Number of Options	3,437,731	2,861,061
Weighted average exercise price | $	$ 2.51	$ 2.53
Weighted average contractual life remaining (years) | yr	1.83	2.20
Class A Ordinary shares [Member] | US$3.00 -US$4.47 [Member]
Outstanding
Number of Options	198,000	318,000
Weighted average exercise price | $	$ 4.2	$ 4.21
Weighted average contractual life remaining (years) | yr	2.97	3.95
Exercisable
Number of Options	178,000	192,002
Weighted average exercise price | $	$ 4.2	$ 4.21
Weighted average contractual life remaining (years) | yr	2.93	3.92
Class A Ordinary shares [Member] | US$0.66-US$0.99 [Member]
Outstanding
Number of Options	430,000
Weighted average exercise price | $	$ 0.88
Weighted average contractual life remaining (years) | yr	6.79
Exercisable
Number of Options
Weighted average exercise price | $
Weighted average contractual life remaining (years) | yr
American depositary share [Member]
Outstanding
Number of Options	2,727,050	2,681,844	2,457,546	2,039,613
Exercisable
Number of Options	1,522,966	817,179	1,459,713
Weighted average exercise price | $			$ 8.35
American depositary share [Member] | US$4.00-US$8.20 [Member]
Outstanding
Number of Options	1,527,950	1,518,911
Weighted average exercise price | $	$ 5.4	$ 5.52
Weighted average contractual life remaining (years) | yr	5.64	6.52
Exercisable
Number of Options	619,033	53,913
Weighted average exercise price | $	$ 5.4	$ 6.76
Weighted average contractual life remaining (years) | yr	5.57	2.57
American depositary share [Member] | US$8.24- US$11.96 [Member]
Outstanding
Number of Options	1,042,100	1,083,433
Weighted average exercise price | $	$ 10.04	$ 10.08
Weighted average contractual life remaining (years) | yr	2.23	3.20
Exercisable
Number of Options	859,433	715,265
Weighted average exercise price | $	$ 10.04	$ 10.12
Weighted average contractual life remaining (years) | yr	1.83	2.20
American depositary share [Member] | US$12.00 -US$17.88 [Member]
Outstanding
Number of Options	49,500	79,500
Weighted average exercise price | $	$ 16.8	$ 16.84
Weighted average contractual life remaining (years) | yr	2.97	3.95
Exercisable
Number of Options	44,500	48,001
Weighted average exercise price | $	$ 16.8	$ 16.84
Weighted average contractual life remaining (years) | yr	2.93	3.92
American depositary share [Member] | US$2.64-US$3.96 [Member]
Outstanding
Number of Options	107,500
Weighted average exercise price | $	$ 3.52
Weighted average contractual life remaining (years) | yr	6.79
Exercisable
Number of Options
Weighted average exercise price | $
Weighted average contractual life remaining (years) | yr